Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances for vessels and drillships under construction and related costs	$ 679,008	$ 1,201,807	$ 1,027,889
VIE, total assets	35,782	25,474
VIE, total liabilities	27,873	26,764
VIE, net assets	7,909	(1,290)
Capitalized interest	69,714	58,967	76,068
Estimated residual value of vessels per lightweight ton	0.250
Vessel impairment charge	43,490	0	144,688
Maintenance And Vessel Operating Expense Average Annual Inflation Rate Assumption	2.00%
Fleet Utilization Assumption	98.00%
Variances On Time Charter Rates Upper Limit	97.50%
Variances On Time Charter Rates Lower Limit	92.50%
Amortization and write off of Financing Costs	46,006	17,565	21,952
Number Of Pension Benefit Plans	8
Managed By Norwegian Life Insurance Companies
Number Of Pension Benefit Plans	5
Managed By International Life Insurance Companies
Number Of Pension Benefit Plans	3
Vessels
Useful life	25 years
Drilling Rigs And Drill Ships Bare Deck
Useful life	30 years
Drilling Rigs And Drillships Other Assets Parts
Useful life	5 to 15 years
IT And Office Equipment
Useful life	5 years
One long lived asset
Vessel impairment charge	0	0	5,917
Drilling Rigs
Residual value per drillship/ drilling rig	35,000
Drillships
Residual value per drillship/ drilling rig	50,000
Cummulative Installments Payments To Yard
Advances for vessels and drillships under construction and related costs	$ 564,345